IFRS 7 Disclosures - Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
-30% [Member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [Line Items]
Variable annuity guarantees	CAD (3,940)	CAD (4,830)
Asset based fees	(510)	(410)
General fund equity investments	(930)	(910)
Total underlying sensitivity before hedging	(5,380)	(6,150)
Impact of macro and dynamic hedge assets	3,220	4,050
Net potential impact on net income attributed to shareholders after impact of hedging	(2,160)	(2,100)
-20% [Member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [Line Items]
Variable annuity guarantees	(2,260)	(2,920)
Asset based fees	(340)	(280)
General fund equity investments	(590)	(590)
Total underlying sensitivity before hedging	(3,190)	(3,790)
Impact of macro and dynamic hedge assets	1,850	2,440
Net potential impact on net income attributed to shareholders after impact of hedging	(1,340)	(1,350)
-10% [Member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [Line Items]
Variable annuity guarantees	(960)	(1,290)
Asset based fees	(170)	(140)
General fund equity investments	(270)	(270)
Total underlying sensitivity before hedging	(1,400)	(1,700)
Impact of macro and dynamic hedge assets	790	1,060
Net potential impact on net income attributed to shareholders after impact of hedging	(610)	(640)
10% [Member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [Line Items]
Variable annuity guarantees	670	1,000
Asset based fees	170	140
General fund equity investments	270	240
Total underlying sensitivity before hedging	1,110	1,380
Impact of macro and dynamic hedge assets	(640)	(910)
Net potential impact on net income attributed to shareholders after impact of hedging	470	470
20% [Member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [Line Items]
Variable annuity guarantees	1,110	1,690
Asset based fees	340	280
General fund equity investments	540	490
Total underlying sensitivity before hedging	1,990	2,460
Impact of macro and dynamic hedge assets	(1,100)	(1,610)
Net potential impact on net income attributed to shareholders after impact of hedging	890	850
30% [Member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [Line Items]
Variable annuity guarantees	1,410	2,170
Asset based fees	510	410
General fund equity investments	810	750
Total underlying sensitivity before hedging	2,730	3,330
Impact of macro and dynamic hedge assets	(1,410)	(2,160)
Net potential impact on net income attributed to shareholders after impact of hedging	CAD 1,320	CAD 1,170